Annual Total Returns - Franklin Convertible Securities Fund [BarChart] - Franklin Investors Securities Trust - FIST1-32 - Franklin Convertible Securities Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(5.58%)
Annual Return 2012	13.39%
Annual Return 2013	23.20%
Annual Return 2014	4.34%
Annual Return 2015	0.77%
Annual Return 2016	7.74%
Annual Return 2017	17.94%
Annual Return 2018	4.26%
Annual Return 2019	23.88%
Annual Return 2020	46.22%